Revenue (Q3) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) Channel	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Channel	Dec. 31, 2018 USD ($)
Revenue Concentration [Abstract]
Number of revenue channels | Channel			2		2
Revenue	$ 11,135,000	$ 3,932,000	$ 33,302,000	$ 11,567,000	$ 15,577,000	$ 14,785,000
Revenues
Revenue Concentration [Abstract]
Concentration risk percentage					10.00%	10.00%
Shipping costs
Revenue Concentration [Abstract]
Cost of revenue					$ 2,300,000	$ 2,500,000
Revenue					$ 700,000	900,000
Retail-partner based channel
Revenue Concentration [Abstract]
Cost of revenue	$ 100,000		$ 100,000
Retail-partner based channel | Revenues
Revenue Concentration [Abstract]
Concentration risk percentage	76.00%	9.00%	75.00%	10.00%	11.00%
Retail-partner based channel | Shipping costs
Revenue Concentration [Abstract]
Cost of revenue		$ 0		$ 0
Direct to consumer channel
Revenue Concentration [Abstract]
Revenue	$ 100,000	100,000	$ 300,000	300,000		$ 0
Dollar amount of loyalty program awards earned but not redeemed	300,000		300,000		$ 200,000
Product returns	$ 100,000	$ 100,000	$ 400,000	$ 200,000
Direct to consumer channel | Revenues
Revenue Concentration [Abstract]
Concentration risk percentage	24.00%	91.00%	25.00%	90.00%	89.00%
Direct to consumer channel | Shipping costs
Revenue Concentration [Abstract]
Cost of revenue	$ 300,000	$ 600,000	$ 1,000,000.0	$ 1,800,000
Revenue	$ 200,000	$ 200,000	$ 400,000	$ 500,000